Income taxes - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance
Balance at beginning of the year	¥ (19,539,116)	¥ (13,065,611)	¥ (8,019,931)
Change of valuation allowance	1,103,551	(6,473,505)	(5,045,680)
Balance at end of the year	¥ (18,435,565)	¥ (19,539,116)	¥ (13,065,611)